Note 17 - Impairment of Non-current Assets - Explanation of Inputs, Assumptions and Estimation Techniques Used to Apply Impairment Requirements (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
The 2019 to 2022 average [member] | Silver (per ounce) [member]
Statement Line Items [Line Items]
Average commodity price	$ 18.84
The 2019 to 2022 average [member] | Gold (per ounce) [member]
Statement Line Items [Line Items]
Average commodity price	1,536
Long-term [member] | Silver (per ounce) [member]
Statement Line Items [Line Items]
Average commodity price	19.50
Long-term [member] | Gold (per ounce) [member]
Statement Line Items [Line Items]
Average commodity price	$ 1,416